Note 6 - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Jun. 30, 2016	Dec. 31, 2015
JAPAN
Long term debt	€ 163	€ 183
GERMANY
Long term debt	398	443
ITALY
Long term debt	152	175
Malaysia [Member]
Long term debt		1
Long term debt	712	802
Less current portion	(220)	(209)
Total long-term portion	€ 492	€ 592